Consolidated Statements of Financial Position $ in Thousands, $ in Millions	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)
Current
Cash	$ 247.4	$ 915.3
Restricted cash	3.9	3.9
Accounts receivable, net	291.2	402.3
Inventories, net	722.7	480.0
Prepaid expenses and deposits	94.4	79.9
Margin payments	0.0	29.5
Other assets	6.7	5.6
Total current assets	1,366.3	1,916.5
Non-current
Property, plant and equipment, net	1,081.3	773.7
Intangible assets, net	0.9	1.1
Other assets	7.1	2.3
Total non-current assets	1,089.3	777.1
Total assets	2,455.6	2,693.6
Current
Bank indebtedness	1.9	0.1
Accounts payable and accrued liabilities	204.6	261.9
Taxes payable and accrued taxes	14.4	64.3
Current portion of other long-term liabilities	0.4	0.4
Current portion of governmental loans	10.0	10.0
Current portion of environmental liabilities	4.5	4.5
Derivative financial instruments	0.0	28.8
Warrant liability	57.3	99.4
Earnout liability	16.8	22.7
Share-based payment compensation liability	33.5	45.4
Total current liabilities	343.4	537.5
Non-current
Long-term governmental loans	110.4	85.2
Accrued pension liability	184.0	118.1
Accrued other post-employment benefit obligation	222.9	239.8
Other long-term liabilities	3.7	4.0
Environmental liabilities	32.3	33.5
Deferred income tax liabilities	96.7	92.9
Total non-current liabilities	650.0	573.5
Total liabilities	993.4	1,111.0
Shareholders' equity
Capital stock	958.4	1,378.0
Accumulated other comprehensive income	313.6	152.0
Retained earnings	211.6	77.8
Contributed deficit	(21.4)	(25.2)
Total shareholders' equity	1,462.2	1,582.6
Total liabilities and shareholders' equity	$ 2,455.6	$ 2,693.6